Derivatives - Fair value hedges - Hedged item by hedged risk (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedged items [line items]
Weighted average swap rate	0.39%	0.39%
Amounts recognised in OCI
Disclosure of detailed information about hedged items [line items]
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	£ (15)	£ (3)
Debt securities in issue
Disclosure of detailed information about hedged items [line items]
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	7	7
Deposits by banks
Disclosure of detailed information about hedged items [line items]
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	0	0
Subordinated liabilities (Note 26)
Disclosure of detailed information about hedged items [line items]
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	(54)
Fair value hedges | HSBC Group | Parent
Disclosure of detailed information about hedged items [line items]
Notional amount	6,574	6,755
Non-dynamic fair value hedge
Disclosure of detailed information about hedged items [line items]
Notional amount	6,574	6,755
Interest rate | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	25,260	23,190
Carrying amount, liabilities	7,716	7,734
Accumulated fair value hedge adjustments included in carrying amount, assets	(231)	(196)
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(380)	(524)
Change in fair value	(193)	380
Gain (loss) on hedge ineffectiveness recognised in profit or loss	15	21
Interest rate | Fair value hedges | Amounts recognised in OCI
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	24,848	22,540
Accumulated fair value hedge adjustments included in carrying amount, assets	(224)	(179)
Change in fair value	(81)	672
Interest rate | Fair value hedges | Loans and advances to customers
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	412	650
Accumulated fair value hedge adjustments included in carrying amount, assets	(7)	(17)
Change in fair value	12	19
Interest rate | Fair value hedges | Reverse Repos
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	0	0
Accumulated fair value hedge adjustments included in carrying amount, assets	0	0
Change in fair value	0	12
Interest rate | Fair value hedges | Debt securities in issue
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	333	1,320
Accumulated fair value hedge adjustments included in carrying amount, liabilities	12	(155)
Change in fair value	2	(51)
Interest rate | Fair value hedges | Deposits by banks
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	7,383	6,414
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(392)	(369)
Change in fair value	£ (126)	£ (272)